Advisor Class Shares | T. Rowe Price New America Growth Fund
T. Rowe Price New America Growth Fund—Advisor Class

Investment Objective
The fund seeks to provide long-term capital growth by investing primarily in the common stocks of growth companies.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. Fees and Expenses of the Fund's Advisor Class
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Advisor Class Shares T. Rowe Price New America Growth Fund T. Rowe Price New America Growth Fund-Advisor Class
Management Fees		0.65%
Distribution and Service (12b-1) Fees	[1]	0.25%
Other Expenses		0.17%
Total annual fund operating expenses		1.07%
[1]	Restated to show maximum 12b-1 fee rate of 0.25%. Actual rate for the prior fiscal year was 0.24%.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year  and the fund's operating expenses remain the same . Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Advisor Class Shares T. Rowe Price New America Growth Fund T. Rowe Price New America Growth Fund-Advisor Class	109	340	590	1,306

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 60.3% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund invests primarily (at least 65% of total assets) in common stocks of U.S. companies operating in those sectors of the economy that, in the view of T. Rowe Price, are the fastest growing or have the greatest growth potential. In recent years, the U.S. economy has evolved rapidly, primarily because of the application of new technologies and scientific advances. Fast-growing companies can be found across an array of industries in today's "new America." The choice of industry sectors will generally reflect such factors as the overall revenue growth of the component companies and the sector's contribution to gross domestic product from year to year.

Holdings range from large-cap to small-cap companies. In selecting stocks, we look for many characteristics, typically including, but not limited to:

•     earnings growth rates that generally exceed that of the average company in the S&P 500 Stock Index;

•     favorable company fundamentals, such as a strong balance sheet, sound business strategy, and promising competitive positioning;

•     effective management; or

•     stock valuations, such as price/earnings or price/cash flow ratios, that seem reasonable relative to the company's prospects.

In pursuing its investment objective, the fund has the discretion to deviate from its normal investment criteria, as previously described, and purchase securities that the fund's management believes will provide an opportunity for substantial appreciation. These situations might arise when the fund's management believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

While most assets will typically be invested in U.S. common stocks, the fund may invest in foreign stocks in keeping with the fund's objectives.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk  The fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing  Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Investment style risk  Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The fund's growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than value stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Foreign investing risk  This is the risk that the fund's investments in foreign securities may be adversely affected by political and economic conditions overseas, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Calendar Year Returns

Best Quarter 6/30/2009 18.62 Worst Quarter 12/30/2008 -25.69
Average Annual Total Returns
Average Annual Total Returns - Advisor Class Shares T. Rowe Price New America Growth Fund	1 Year	5 Years	Since Inception	Inception Date
T. Rowe Price New America Growth Fund-Advisor Class	19.06%	5.82%	5.73%	Dec. 29, 2005
T. Rowe Price New America Growth Fund-Advisor Class After Taxes on Distributions	18.84%	4.86%	4.77%	Dec. 29, 2005
T. Rowe Price New America Growth Fund-Advisor Class After Taxes on Distributions and Sales of Fund Shares	12.69%	4.73%	4.64%	Dec. 29, 2005
T. Rowe Price New America Growth Fund-Advisor Class S&P 500 Index	15.06%	2.29%	2.19%
T. Rowe Price New America Growth Fund-Advisor Class Lipper Multi-Cap Growth Funds Index	20.39%	3.50%	3.38%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790 .